GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 26, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes to goodwill during 2014, 2013 and 2012 were as follows (in thousands):

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
Balance at beginning of period	$486,439	$486,439	$—	$344,478
Acquisition of Interline Brands, Inc.	—	—	467,385	—
Acquired goodwill	—	—	19,054	1,547
Balance at end of period	$486,439	$486,439	$486,439	$346,025

Schedule Of Intangible Assets
As of December 26, 2014 and December 27, 2013, the gross carrying amount and accumulated amortization of the Company's intangible assets other than goodwill as of were as follows (in thousands):

Successor
	December 26, 2014	December 27, 2013
Indefinite-lived
Trademarks	$114,500	$185,600
Definite-lived
Trademarks (1)	3,600	—
Customer relationships	272,400	272,400
Deferred financing costs	30,631	26,935
Other intangible assets, gross	421,131	484,935
Less: Accumulated amortization	(75,817)	(39,889)
Other intangible assets, net	$345,314	$445,046

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(1)
 Definite-lived trademark assets were fully amortized as of December 26, 2014.

Schedule of Amortization and Write Off of Debt Financing Costs
During 2014, 2013 and 2012, amortization of other intangible assets and amortization of debt financing costs (recorded as a component of interest expense), were as follows (in thousands):

	Successor			Predecessor
	For the fiscal year ended December 26, 2014	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
Amortization of other intangible assets	$32,617	$28,258	$6,720	$4,572
Amortization of debt financing costs	$4,224	$3,812	$1,165	$985

Schedule of Intangible Assets, Future Amortization Expense
Expected amortization expense on other intangible assets (excluding deferred financing costs, which will vary depending upon debt payments) for each of the five succeeding fiscal years is expected to be as follows (in thousands):

Fiscal Year	Future Estimated Amortization
2015	$31,467
2016	30,900
2017	25,896
2018	21,723
2019	18,014
Thereafter	80,471
Total	$208,471